Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2022
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities
19 Fair value of assets and liabilities

Valuation Methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
A comprehensive description of ING’s valuation

methods and framework is reported in Note 39 ‘Fair value

of
assets and liabilities’ of the 2021 Annual Report on Form 20-F of ING Group. This chapter of the Interim financial report should be read in conjunction with the 2021 Annual Report on Form 20-F of ING Group.
Valuation Adjustments
Valuation adjustments are

an integral part of the fair value. They are included as part of the fair value to provide
better estimation of market exit

value on measurement date. ING considers various valuation

adjustments to
arrive at the fair value including Bid-Offer adjustments,

Model Risk adjustments, Credit Valuation Adjustments
(CVA), Debit valuation Adjustments (DVA),

including DVA on derivatives and own issued liabilities, Collateral
Valuation Adjustment (CollVA)

and Funding Valuation Adjustment (FVA).
For financial instruments measured by internal models where one or more unobservable market inputs are
significant for valuation, a difference between

the transaction price and the theoretical price resulting from the internal model can occur.

ING defers material Day One profit or loss relating

to financial instruments classified as
Level 3 and financial instruments with material unobservable inputs into CVA which are not necessarily classified
as Level 3. The Day One profit or loss is amortised over the life of the instrument or until the observability improves. Both the impact on the profit and loss for the first six months of 2022 and the Day

One profit or loss
reserve in the balance sheet as per 30 June 2022 are deemed to be immaterial.
The following table presents the models reserves for financial assets and liabilities:
Valuation adjustment on financial assets and liabilities
30

June
2022
31

December

2021
Bid/Offer -210 -143
Model Risk -8 -11
CVA -227 -159
DVA 252 -66
CollVA -9 -8
FVA -44 -95
Total Valuation

Adjustments
-247 -482
Financial instruments at fair value

The fair values of the financial instruments

were determined as follows:
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
10,908 17,591 2 2 120 134 11,030 17,727

- Debt securities
2,452 2,317 6,623 7,016 3,282 2,643 12,357 11,976

- Derivatives
14 6 35,066 21,154 389 140 35,469 21,299

- Loans and receivables

77,706 48,706 2,065 2,248 79,771 50,954
13,373 19,914 119,398 76,877 5,856 5,165 138,628 101,956
Financial assets at fair value
through other
comprehensive income

- Equity securities
1,822 2,232 242 225 2,065 2,457

- Debt securities
23,552 21,753 4,324 5,587 27,876 27,340

- Loans and receivables

805 838 805 838
25,374 23,984 4,324 5,587 1,047 1,063 30,745 30,635
Financial liabilities
Financial liabilities at fair
value through profit or loss
–

Debt securities
752 827 4,817 5,333 121 135 5,690 6,295
–

Deposits
64,483 43,026 64,483 43,026
–

Trading securities
1,536 955 152 120 8 0 1,695 1,075
–

Derivatives
63 63 35,635 20,388 416 195 36,114 20,646
2,351 1,844 105,086 68,867 545 330 107,982 71,041
The following methods and assumptions were used by ING Group to estimate the fair value of the financial
instruments:
Equity securities
Instrument description:

Equity securities include stocks

and shares, corporate investments

and private equity
investments.
Valuation:

If available, the fair values of publicly traded equity securities and private equity securities are based
on quoted market prices. In absence of active markets, fair

values are estimated by analysing the investee’s
financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity
securities best market practice will be applied using the most relevant valuation method.

All non-listed equity
investments, including investments

in private equity funds, are subject to a standard review

framework which
ensures that valuations

reflect the fair values.
Fair value hierarchy:

The majority of equity securities are publicly traded and quoted prices are readily and regularly available.

Hence, these securities are classified as Level 1.

Equity securities which are not traded in
active markets mainly include corporate investments,

fund investments and other equity securities and are
classified as Level 3.
Debt securities
Instrument description:

Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).

Valuation:

Where available, fair values for debt securities are

generally based on quoted market prices. Quoted
market prices are obtained from an exchange

market, dealer,

broker,

industry group, pricing service, or
regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market
prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market
inputs, which includes consensus prices obtained from

one or more pricing services. Furthermore, fair values are
determined by valuation techniques discounting expected future cash flows using a market interest rate

curves,
referenced credit spreads, maturity

of the investment, and estimated prepayment

rates

where applicable.
Fair value hierarchy:

Government bonds and financial institutions bonds are generally traded in active markets,
where quoted prices are readily and regularly available and are hence, classified as Level 1. The remaining
positions are classified as Level 2 or Level 3.

Asset backed securities for which no active market is available and a
wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description:

Derivatives contracts can either be exchange

-traded or over the counter (OTC).
Derivatives include interest rate

derivatives, FX derivatives, Credit derivatives,

Equity derivatives and commodity
derivatives.
Valuation:

The fair value of exchange-traded derivatives

is determined using quoted market prices in an active
market and are classified as Level 1 of the fair value hierarchy.

For instruments that are not actively traded, fair
values are estimated based on valuation techniques. OTC

derivatives and derivatives trading in an inactive
market are valued using valuation techniques. The valuation

techniques and inputs depend on the type of
derivatives

and the nature of the underlying instruments. The principal techniques used to value these instruments are based on (amongst others) discounted cash flows option pricing models and Monte

Carlo
simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-
arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data

where possible. Certain inputs may not be observable in the
market, but can be determined from observable prices via valuation model calibration procedures. These inputs
include prices available from exchanges, dealers, brokers

or providers of pricing, yield curves, credit spreads,
default rates, recovery

rates, dividend rates, volatility of underlying interest

rates, equity prices, and foreign
currency exchange rates

and reference is made to quoted prices, recently executed

trades, independent market
quotes and consensus data, where available.
For uncollateralised OTC

derivatives, ING applies Credit Valuation

Adjustment to correctly reflect the
counterparty credit risk in the valuation and Debit Valuation

Adjustments to reflect the credit risk of ING for its
counterparty.

See sections CVA/DVA

in section c) Valuation Adjustments for more

details regarding the
calculation.
Fair value hierarchy:

The majority of the derivatives are priced using observable inputs and are classified as Level
2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.
Loans and receivables
Instrument description:

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Loans and receivables carried at fair value includes trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans,
loans expected to be sold and receivables with regards to

reverse repurchase transactions.
Valuation:

The fair value of loans and receivables are generally based on quoted market prices. The fair value of
other loans is estimated by discounting expected future cash flows using a discount rate that reflects credit risk,
liquidity, and other current

market conditions. The fair value of mortgage loans is estimated by taking into
account prepayment behaviour.
Fair value hierarchy:

Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable,

corroborated data for

all significant
inputs into a valuation model is not available are classified as Level 3.
Financial liabilities at fair value through profit and loss

Instrument description:

Financial liabilities at fair value through profit and loss include debt securities, debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option.
Besides that, it includes derivative contracts and repurchase agreements

.
Valuation:

The fair values of securities in the trading portfolio and other liabilities at fair value through profit or
loss are based on quoted market prices, where available. For those securities not actively traded, fair values are
estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads
that apply to similar instruments.
Fair value hierarchy:

The majority of the derivatives are classified as Level 2. Derivatives for which the input
cannot be derived from observable market data are

classified as Level 3.
Transfers

between Level 1 and 2
No significant transfers from

Level 2 to Level 1 were recorded in the reporting period 2022.
Level 3: Valuation techniques

and inputs used

Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as

(ii) quoted prices which have been
adjusted to reflect that the market

was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would
use in pricing an asset or liability, developed based on the best information available in the circumstances.
Unobservable inputs may include volatility,

correlation, spreads to discount rates,

default rates and recovery
rates, prepayment rates,

and certain credit spreads. Valuation techniques

that incorporate unobservable inputs
are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 30 June 2022 of EUR 6.9 billion (31 December
2021: EUR 6.2

billion), an amount of EUR
2.0

billion (
28.4%) (31 December 2021: EUR 2.0

billion, being
32.5%) is
based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets includes approximately EUR 3.6 billion (31 December 2021: EUR
2.9

billion)
which relates to financial assets that are part of structures that are designed to be fully neutral in terms of
market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to
market risk is insignificant. Whereas the fair value of individual components of these structures may be
determined using different techniques and the fair value

of each of the components of these structures may be
sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.4

billion (31 December 2021: EUR
1.3

billion) of the fair value classified in Level 3 financial
assets is established using valuation techniques that incorporates certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level 3 as at

30 June 2022 of EUR
0.5

billion (31 December
2021: EUR 0.3

billion), an amount of EUR
0.0

billion (
5.4%) (31 December 2021: EUR 0.1

billion, being
42.0%) is
based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities includes approximately EUR 0.2 billion (31 December 2021: EUR
0.1
billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in
terms of market risk. As explained above, the fair value of each of the components of these structures may be
sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.3

billion (31 December 2021: EUR
0.1

billion) of the fair value classified in Level 3 financial
liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability.

The lower and upper range mentioned
in the overview represent the lowest and highest variance of the respective valuation input as actually used in
the valuation of the different financial instruments. Amounts and percentages stated are unweighted.

The range
can vary from period to period subject to market movements

and change in Level 3 position. Lower and upper
bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty.

For valuation uncertainty assessment, reference

is made
to section Sensitivity analysis of unobservable inputs (Level 3).
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
In EUR million
30

June

2022
31

December

2021
30

June

2022
31

December

2021
30

June

2022
31

December

2021
30

June

2022
31

December

2021
At fair value through profit or loss
Debt securities 3,282 2,643 8 Price based Price (%) 0% 0% 122% 121%
Equity securities 120 134 Price based Price (price per share) 0 0 5,475 5,475
Loans and advances 1,826 1,598 Price based Price (%) 1% 0% 100% 100%
Present value techniques Credit spread (bps) 1 0 240 250
(Reverse) repo's 239 650 Present value techniques Interest rate (%) 0% 0% 3% 1%
Structured notes 121 135 Price based Price (%) 83% 84% 110% 125%
Option pricing model Equity volatility (%) 15% 13% 33% 30%
Equity/Equity correlation 0.6 n.a. 1.0 n.a.
Equity/FX correlation -0.6 0 0.6 0
Dividend yield (%) 0% 3% 6% 4%
Present value techniques Credit spread (bps) 94 94
Derivatives
–

Rates
286 5 229 35 Option pricing model Interest rate volatility (bps) 51 43 144 82
Present value techniques Reset spread (%) 2% 2% 2% 2%
Prepayment rate (%) 5% 12%
–

FX
98 27 95 30 Option pricing model Implied volatility (%) 1% 1% 32% 16%
–

Credit
4 75 108 94 Present value techniques Credit spread (bps) 6 1 885 359
Price based Price (%) 0% 0% 0% 100%
–

Equity
30 –17 27 Option pricing model Equity volatility (%) 16% 11% 115% 119%
Equity/Equity correlation 0.5 0.5 1.0 0.8
Equity/FX correlation -0.7 -0.7 0.1 0.1
Dividend yield (%) 0% 0% 50% 18%
–

Other
1 3 9 Option pricing model Commodity volatility (%) 16% 20% 48% 89%
At fair value through other comprehensive income
–

Loans and advances
805 838 Present value techniques Prepayment rate (%) 6% 9% 6% 9%
Price based

Price (%) 83% 99% 99% 100%
–

Equity
242 225 Present value techniques Credit spread (bps) 6.9 2 6.9 2
Interest rate (%) 3% 3% 3% 3%
Price based Price (%) 122% 1% 122% 1%
Price based Other (EUR) 70 63 90 80
Total 6,903 6,228 545 330
Price
For securities where market prices are not available

fair value is measured by comparison with observable pricing data from similar instruments. Prices of 0
% are distressed to the point that no recovery is expected,

while prices
significantly in excess of 100
% or par are expected to pay a yield above current market

rates.
Credit spreads
Credit spread is the premium above a benchmark interest rate required by the market participant to accept a
lower credit quality. Higher credit spreads

indicate lower credit quality and a lower value of an asset.
Volatility
Volatility is a measure for variation

of the price of a financial instrument or other valuation input over time.
Volatility is one of the key inputs in option pricing models. Typically,

the higher the volatility, the higher value of
the option. Volatility varies by the underlying reference

(equity, commodity,

foreign currency and interest rates),
by strike, and maturity of the option. The minimum level of volatility is 0 % and there is no theoretical maximum.
Correlation
Correlation is a measure of dependence between two underlying references which is relevant for valuing
derivatives and other instruments having more than one underlying reference.

High positive correlation (close to
1) indicates strong positive (statistical)

relationship, where underliers move, everything else equal, into the same direction. The same holds for a high negative correlation.
Reset spread
Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Inflation rate

Inflation rate is a key input to inflation

linked instruments. Inflation linked instruments

protect against price
inflation and are denominated and indexed to investment

units. Interest payments would be based on the
inflation index and nominal rate in order to receive/pay

the real rate of return. A rise in nominal coupon
payments is a result of an increase in inflation expectations, real rates, or both.
Dividend yield
Dividend yield is an important input for equity option pricing models showing how much dividends a company is expected to pay out each year relative to

its share price. Dividend yields are generally expressed as an annualised percentage of share price.
Jump rate
Jump rates simulate abrupt changes in valuation models. The rate is an added component to the discount rate in
the model to include default risks.

Prepayment rate
Prepayment rate is a key

input to mortgage and loan valuation. Prepayment rate

is the estimated rate at which
mortgage borrowers will repay

their mortgages early, e.g.
5
% per year.

Prepayment rate and reset spread

are key
inputs to mortgage linked prepayment

swaps valuation
Level 3: Changes during the period
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets

mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance

822 882 1 1 1,862 1,191 2,480 796 1,063 1,231 6,228 4,101
Realised gain/loss

recognised in the statement of profit or loss during the period

1
–83 22 1 –8 32 172 –80 9 –12 90 –37
Revaluation recognised in other comprehensive income during the period

2
–61 22 –61 22
Purchase of assets 64 453 4 3 567 1,496 581 1,919 180 165 1,396 4,036
Sale of assets
–
5
–
48
–
3
–
246
–
612
–
196
–
141
–
121
–
234
–
568
–
1,037
Maturity/settlement
–
335
–
14
–
282
–
163
–
13
–
36
–
109
–
653
–
299
Reclassifications

–5 –5 –6 –5 –11
Transfers

into Level 3
232 43 280 4 –1 409 –45 –1 881 42
Transfers

out of Level 3
–
434
–
517
–
1
–
95
–
98
–
529
–
615
Exchange rate differences 34 0 23 20 8 57 9 122 29
Changes in the composition of the group and other changes 0 –2 –2
Closing balance 295 822 285 1 1,822 1,862 3,454 2,480 1,047 1,063 6,903 6,228
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts
includes EUR -75

million (31 December 2021: EUR
50

million) of unrealised gains and losses recognised in the statement of profit or loss.

2

Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
In 2022, the transfers into level

3 mainly consisted of structured notes, measured designated as at fair value
through profit or loss, which were transferred

into Level 3 due to market illiquidity.

This caused the valuation
being significantly impacted by unobservable inputs.
In 2022, the non-trading derivatives were transferred

to Level 3 as a result of the valuation being significantly
impacted by unobservable inputs.
Changes in Level 3 Financial liabilities
Financial liabilities
designated as at fair

value through profit or
loss Trading liabilities
Non-trading
derivatives Total
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Opening balance 160 180 35 39 135 180 330 398
Realised gain/loss recognised in
the statement of profit or loss

during the period
1
41 101 11 -5 13 47 113
Additions 42 58 8 3 6 52 56 113
Redemptions -7 -10 -3 -140 -7 -153
Maturity/settlement -103 -44 -71 -1 -174 -45
Transfers

into Level 3
92 48 175 122 233 389 282
Transfers

out of Level 3
-35 -173 -3 -65 -203 -100 -378
Exchange rate differences 5 0 0 0 0 0 5 0
Closing balance 195 160 229 35 121 135 545 330
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes
EUR 47

million (2021: EUR
113

million) of unrealised gains and losses recognised in the statement of profit or loss.
In 2022, the transfers into level

3 mainly consisted of structured notes, measured designated as at fair value
through profit or loss, which were transferred

into Level 3 due to market illiquidity.

This caused the valuation
being significantly impacted by unobservable inputs.
In 2022, the non-trading derivatives were transferred

to Level 3 as a result of the valuation being significantly
impacted by unobservable inputs.
Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that
relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in
the statement of profit or loss.
In 2021 and 2022, unrealised gains and losses that relate to ‘Financial assets at fair value through other
comprehensive income’ are included in the Revaluation

reserve – Equity securities at fair value through other
comprehensive income or Debt

Instruments at fair value through other comprehensive income.
Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range

of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90
% level of valuation certainty.

The
actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the
valuation methodology used for fair valued financial instruments.
In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk
factors) at portfolio level across different

product categories. Where the disclosure looks at individual Level

3
inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give
limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.

The valuation uncertainty in the table below is broken

down by related risk class rather than by product.

The
possible impact of a change of unobservable inputs in the fair value o of financial instruments where unobservable inputs are significant to the valuation is as follows:
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from

using reasonable

possible alternatives
Negative fair value
movements from

using reasonable

possible alternatives
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Equity (equity derivatives, structured notes) 27 3 -19 -27
Interest rates (Rates derivatives,

FX derivatives)
12 15 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
28 27 -7 -2
68 45 -26 –30
Financial instruments not measured at fair value
The following table presents the estimated fair values

of the financial instruments not measured at fair value in
the statement of financial position. The aggregation of the fair values presented below does not represent, and
should not be construed as representing, the underlying value of ING Group.
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Total fair

value
30

June
2022
31

December

2021
30

June
2022
31

December

2021
Financial Assets
Loans and advances to banks
22,966 23,592 22,845 23,635
Loans and advances to customers
643,478 625,122 619,738 635,657
Securities at amortised cost
48,371 48,319 45,601 48,323
714,815 697,032 688,184 707,614
Financial liabilities
Deposits from banks 90,513 85,092 90,719 86,035
Customer deposits 642,455 617,400 641,837 617,641
Debt securities in issue 93,123 91,784 93,224 93,085
Subordinated loans 15,473 16,715 14,913 17,203
841,564 810,990 840,693 813,964